ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

8. ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2014	2015
	RMB	RMB
Accounts receivables	3,546,873,497	3,692,432,783
Allowance for doubtful accounts	(428,570,077)	(335,713,383)
Accounts receivable, net	3,118,303,420	3,356,719,400

As of December 31, 2015, accounts receivable with net book value of RMB420,422,895 were pledged as collateral for the Group's borrowings (Note 20).

The Group's accounts receivables include the government subsidy portion of revenue from the sales of electricity, which is subject to the allocation of funds by the MOF and paid by local grid companies after the solar power plant is listed in the Subsidy Catalog (Note 3).

As of December 31, 2015, the accounts receivables balance of RMB 572,083,538 (December 31, 2014: RMB 150,107,301), represented subsidy portion of revenue that will be received after the Group's power plants are listed in the Subsidy Catalog. Of the balance, RMB 500,587,260 was related to the subsidy portion of electricity revenue generated by the Group's power plants to be listed in the 6th batch catalog. The accounts receivable related to subsidy portion of electricity revenue is expected to be collected by December 31, 2016.

The management considers that the accounts receivables balance related to the subsidy portion of electricity revenue is fully recoverable, since there has been no bad debt experience with the state grid companies in the past and the subsidy is fully funded by the China central government.

Movement of allowance of doubtful accounts

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
At beginning of year	673,671,445	445,956,167	428,570,077
Addition	121,315,213	188,572,147	151,959,676
Write-off	(40,819,459)	(44,538,077)	(38,500,106)
Reversal	(308,211,032)	(161,420,160)	(206,316,264)
At end of year	445,956,167	428,570,077	335,713,383

Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer's financial statements and historical collection records, discussion with customers' senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.